Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair value amount of derivative instrument
Accounts receivable	$ 4,325	$ 4,344
Current portion of derivative assets	16,401	15,608
Derivative assets	146,071	139,651
Accrued liabilities	(10,672)	(11,448)
Current portion of derivative liabilities	(46,659)	(43,973)
Derivative Liabilities	(279,688)	(249,245)
Interest Rate Swap Agreement [Member]
Fair value amount of derivative instrument
Accounts receivable	4,276	4,344
Current portion of derivative assets	16,180	15,608
Derivative assets	146,071	139,651
Accrued liabilities	(10,672)	(11,448)
Current portion of derivative liabilities	(46,659)	(43,973)
Derivative Liabilities	(268,898)	(248,645)
Cross currency swap agreement [Member]
Fair value amount of derivative instrument
Accounts receivable	49
Current portion of derivative assets	221
Derivative Liabilities	(10,490)
Toledo Spirit Time Charter Derivative [Member]
Fair value amount of derivative instrument
Derivative Liabilities	$ (300)	$ (600)